Income Taxes - Components Of Deferred Tax Liabilities And Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Pension and other post-retirement benefits	$ 7.6	$ 7.3
Employment costs	20.1	22.0
Environmental reserves	28.2	28.8
Net operating loss carryforwards	48.8	42.1
Other, net	39.8	19.5
Gross deferred tax assets	144.5	119.7
Valuation allowances	(15.2)	(21.4)
Total deferred tax assets, net of valuation allowances	129.3	98.3
Deferred tax liabilities:
Property, plant and equipment	(33.9)	(20.2)
Goodwill and intangibles	(101.5)	(98.7)
Other, net	(14.2)	(0.8)
Total deferred tax liabilities	(149.6)	(119.7)
Net deferred tax (liabilities) assets	(20.3)	(21.4)
Consolidated Balance Sheets:
Non-current deferred income tax assets	48.8	18.3
Non-current deferred income tax liabilities	$ (69.1)	$ (39.7)